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                                        633 West Fifth Street, Suite 4000
                                        Los Angeles, California  90071-2007
                                        Tel: (213) 485-1234  Fax: (213) 891-8763
                                        www.lw.com

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                                                      Washington, D.C.

Mark P. Shuman, Esq.
Branch Chief -- Legal
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: Loudeye Corp. Amendment No. 1 to Registration Statement on Form S-1 (SEC File No. 33-120006) and Forms 10-Q/A filed October 17, 2004 and November 23, 2004 (SEC File No. 0-29583)


Dear Mr. Shuman:

         In response to comments contained in the letter, dated December 28, 2004 (the "Comment Letter"), from the staff of the Securities and Exchange Commission (the "Staff"), we are enclosing Amendment No. 1 (the "Amendment") to the registration statement on Form S-1 of Loudeye Corp., a Delaware corporation (the "Company") filed with the Staff on November 23, 2004 (the "Registration Statement"). The Amendment reflects revisions made in response to the Staff's comments in the Comment Letter and certain other revisions and updates made by the Company.

         In addition, this response to the Comment Letter contains proposed changes to the Company's quarterly report on Form 10-Q/A for the period ended September 30, 2004 previously filed under the Securities Exchange Act of 1934, as amended (the "Exchange Act") in response to comments 5 through 8 of the Comment Letter. The Company proposes to make any necessary changes to that filing (and to corresponding sections of the Registration Statement) through formal amendments to be filed via EDGAR promptly after clearing the proposed changes with the Staff. As a result, at this time the Company is not yet filing an amendment to its Exchange Act filings.

         This letter supplements the Amendment with the Company's responses to the Staff's comments. The numbered responses below correspond to the numbered paragraphs of the Comment Letter. Except as otherwise indicated, the references to page numbers in the response are to the page numbers of the Amendment.

SELLING STOCKHOLDERS, PAGES 89-92


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JANUARY 13, 2004
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      1.    Please concisely describe the transactions in which the selling stockholders received their shares. Such discussion should include, for each transaction, the date, the nature of the transaction such as manner in which the shareholders acquired the stock, the specific stockholders who received their shares in each transaction, and the specific exemption from registration claimed for that transaction as well as the facts to support that claimed exemption.

                  RESPONSE: In response to the Staff's comment, the Company has added the requested disclosure regarding the transaction in which the selling stockholders received their shares.

      2. Please confirm, if true, that there are no registered broker-dealers among the selling stockholders. Please also disclose whether or not there are any affiliates of registered broker-dealers among the selling stockholders and, if so, whether or not their shares were acquired in the normal course of business and whether or not there were any agreements to resell these shares at the time they were acquired.

                  RESPONSE: The Company confirms that none of the selling stockholders are registered broker-dealers or affiliates of broker-dealers. The Company has received representations to this effect from all of the selling stockholders.

      3. Please identify the natural persons who exercise voting and/or dispositive powers over the securities held by any of the selling shareholders that are not natural persons, such as the Association of Independent Musicians, BMG Entertainment International UK & Ireland, Ltd., the various investment Enterprise Partnerships, NIF Ventures Co., Ltd., Playlouder Ltd., Quester VCT 2, 3, and 4 plcs, Quester Venture Partners, Real World Records Ltd., Universal Music International Ltd., and WEA International Inc. See Interpretation
            I.60 of the July 1997 manual of publicly available CF telephone interpretations, as well as interpretation 4S of the Regulation S-K portion of the March 1999 supplement to the CF telephone interpretation manual.

                  RESPONSE: In response to the Staff's comment, the requested disclosure identifying the natural persons who exercise voting and/or dispositive powers over the securities held by selling stockholders that are not natural persons has been added to the relevant footnotes in the selling stockholders table.

PLAN OF DISTRIBUTION, PAGE 93

      4. We note that the selling stockholders may use the shares registered herewith to settle short accounts. Please confirm that they are aware of Corporation Finance Telephone Interpretation A.65. In your response letter, describe the steps the issuer and each of the


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JANUARY 13, 2004
PAGE 3

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            selling security holders have taken to ensure compliance with
            Regulation M. See paragraph (b)(7) of Rule 461.

                  RESPONSE: The Company confirms that it has advised the selling stockholders in a written notice to selling stockholders of the Division of Corporation Finance Manual of Publicly Available Interpretations, Interpretation A.65. In addition, the Company has advised the Selling Stockholders in such notice that Regulation M of the Exchange Act prohibits certain activities by selling securityholders and certain other persons in connection with a distribution of securities. The Company also advised each of the Selling Stockholders in such notice to consult its own legal counsel with regard to these prohibitions. Finally, we also note that under the terms of the Company's acquisition of On Demand Distribution Limited, each selling stockholder agreed not to engage in hedging transactions unless in compliance with the Securities Act of 1933, as amended.

FORMS 10-Q/A
CONTROLS AND PROCEDURES

      5. We note the disclosure, in the above two amended Forms 10-Q for June 30, 2004 and for September 30, 2004, that your audit firm of Pricewaterhouse Coopers LLP reported two significant areas of deficiency in your controls and procedures for timely and complete reporting of financial matters. Clarify when the auditor informed the audit committee of the existence of the material weaknesses. Please disclose with greater specificity the exact nature of these deficiencies and the specific actions being taken by Loudeye to correct them. In what respects are your personnel "insufficiently skilled" and to what extent were you experiencing turnover of the accounting and financial reporting employees? Describe the specific nature of the "insufficient analysis and review of the selection and application of generally accepted accounting principles to significant non-routine transactions." What were the "non-routine" transactions that prompted this concern? In what respect was the analysis and review of those transactions inadequate?

                  RESPONSE: In response to the Staff's comment, the Company proposes to amend the disclosure on pages 58-60 of the Amendment with the disclosure set forth on Attachment A to this letter. The Company would make corresponding changes to its report on Form 10/QA filed November 17, 2004 through an amendment to that report to be filed via EDGAR.

      6. Provide additional context for the staffing departures and additions you reference. What functions do the referenced employees discharge and what is their role and significance within the aggregate body of accounting and financial reporting employees?

                  RESPONSE: In response to the Staff's comment, the Company proposes to amend the disclosure on pages 58-60 of the Amendment with the disclosure set forth on Attachment A to this letter. The Company would make corresponding changes to its report on Form 10/QA filed November 17, 2004 through an amendment to that report to be filed via EDGAR.


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JANUARY 13, 2004
PAGE 4

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      7.    You state that there have been no "material" changes in your disclosure controls and procedures that have materially affected or are reasonably likely to materially affect your disclosure controls and procedures. Please note that Item 308(c) of Regulation S-K requires the disclosure of "any" change in the registrant's internal control over financial reporting that has materially affected or, or is reasonably likely to materially affect the registrant's internal control over financial reporting. Please revise accordingly, and ensure that each periodic report describes the changes in internal control over financial reporting that were implemented during the quarter. Your current disclosure is also ambiguous as to which changes took place during the quarter and which ones took place thereafter or are planned.

                  RESPONSE: In response to the Staff's comment, the Company proposes to amend the disclosure on pages 58-60 of the Amendment with the disclosure set forth on Attachment A to this letter. The Company would make corresponding changes to its report on Form 10/QA filed November 17, 2004 through an amendment to that report to be filed via EDGAR.

      8. Additionally, the changes that were made during the applicable quarter in implementing each phase of your remediation plan are not described with clarity. Please expand to describe what was done and what remains to be done to implement the plan fully. Your disclosure will be more readily understandable, if you explain what is meant by such technical terms as "control documentation", "control gap remediation", "information technology audit" and the like. In concrete terms, what is planned and what was and was not accomplished with respect to each of these aspects of the remediation plan?

                  RESPONSE: In response to the Staff's comment, the Company proposes to amend the disclosure on pages 58-60 of the Amendment with the disclosure set forth on Attachment A to this letter. The Company would make corresponding changes to its report on Form 10/QA filed November 17, 2004 through an amendment to that report to be filed via EDGAR.

                                  * * * * * * *

            As previously requested by the Staff, the Company confirms the following:

      - The Company is responsible for the adequacy and accuracy of the disclosure in its filings with the Commission;

      - Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

      - The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


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JANUARY 13, 2004
PAGE 5

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         We are sending courtesy copies of Amendment No. 1 (marked to show changes from the Registration Statement filed November 23, 2004) and this response letter in typeset format to you and to Mr. Hugh Fuller. Upon receipt, please date stamp the enclosed copy of this letter and return it in the enclosed preaddressed envelope. If you have any questions or comments regarding the Amendment or our response to the Comment Letter, please do not hesitate to contact me at (213) 891-8746 or John Huber at (202) 637-2242.

                                                     Very truly yours,

                                                     /s/ W. Alex Voxman

                                                     W. Alex Voxman
                                                     of LATHAM & WATKINS LLP

Enclosure

cc:   Mr. Hugh Fuller
      Eric S. Carnell, Esq.
      John J. Huber, Esq.


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JANUARY 13, 2004
PAGE 6

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                                  ATTACHMENT A

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CHANGE IN ACCOUNTANTS

      On August 31, 2004, we engaged Moss Adams LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2004. The decision to engage Moss Adams was approved by our audit committee. During the fiscal years ended December 31, 2002 and 2003, and through August 31, 2004, we did not consult Moss Adams regarding the application of accounting principles to a specified transaction, either contemplated or proposed, or the type of audit opinion that might be rendered on our consolidated financial statements.

      The engagement of Moss Adams followed our receipt of notice on June 30, 2004 from PwC of its resignation as our independent registered public accounting firm pending completion of services related to the review of our interim financial statements for the quarter ended June 30, 2004. PwC's resignation notice was disclosed on a Form 8-K filed July 8, 2004. PwC completed its services on August 31, 2004, and Loudeye's relationship with PwC as our independent registered accounting firm ceased on that date.

      The reports of PwC on Loudeye's financial statements for the years ended December 31, 2002 and 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle, except as follows:

      - The report for the year ended December 31, 2002 expressed substantial doubt regarding Loudeye's ability to continue as a going concern.

      - The report for the year ended December 31, 2003 contains the following emphasis of a matter paragraph:

                  In June 2004, the Company acquired On Demand Distribution
            Limited ("OD2"). The terms of this acquisition require the payment of L9.6 million (approximately $17.3 million based on exchange rates as of September 30, 2004, including approximately $2.6 million to be held in escrow and not yet accounted for) through November 30, 2005, to OD2's shareholders, plus additional contingent consideration of up to L10.0 million (approximately $18.0 million based on exchange rates as of September 30, 2004) if OD2 achieves certain financial performance targets during the period through November 30, 2006. The payments are to be made in British pounds, and accordingly, the Company is exposed to risks with changes in the prevailing exchange rate. Any decrease in the value of the U.S. dollar against the British pound will cause a proportional increase in the amount of the future consideration the Company must pay to the former OD2 shareholders. The Company may elect to pay amounts due to OD2's shareholders in shares of the Company's common stock. As a result of the Company's acquisition of OD2, the Company will be required to provide additional funding to support OD2's ongoing operations. There can be no assurance that the Company's cash balances after December 31, 2004 will be sufficient to sustain its operations in 2005 and to fund the ongoing operations of OD2.

      For the period from June 6, 2002, the date PwC was engaged as Loudeye's independent registered public accounting firm, through August 31, 2004, there were no disagreements between Loudeye and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the subject matter of the disagreement in its report on the financial statements for such year, except as follows:

      - In connection with Loudeye's common stock and warrant financing completed in August 2003, PwC concluded that the warrants issued in such financing must be recorded as a liability due to the investors' rights to receive liquidated damages in the event that a registration statement was not filed and declared effective within specified time periods. PwC further concluded that until the registration statement was declared effective the warrant liability must be marked to market with a corresponding entry in Loudeye's statement of operations. Loudeye initially disagreed with these conclusions, but subsequently agreed to account for the warrants pursuant to PwC's conclusions. The recommended accounting treatment is reflected in Loudeye's financial statements for the quarter ended September 30, 2003, and further explained in Note 7 thereto. In accordance with PwC's conclusion, the warrant liability was reclassified to equity during the fourth quarter of 2003 when the registration statement was filed and declared effective timely such that liquidated damages were not triggered. PwC has been authorized to respond fully to the inquiries of any successor independent registered public accounting firm regarding the initial disagreement.

      Other than the two material weaknesses discussed below, during the period from June 6, 2002, the date PwC was engaged as Loudeye's independent registered public accounting firm, through August 31, 2004, there have been no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

      As disclosed in our quarterly report on Form 10-Q for the period ended June 30, 2004, our audit committee was advised by PwC in August 2004 that during their performance of review procedures related to Loudeye's unaudited interim financial statements for the quarter ended June 30, 2004, PwC identified two "material weaknesses" in our internal controls over financial reporting, as defined in Public Company Accounting Oversight Board, or PCAOB, Standard No. 2. As used by the PCAOB, a material weakness is "a significant deficiency, or a combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected." The material weaknesses identified by PwC were as follows:

      - Insufficiently skilled personnel compounded by a lack of human resources and expected near-term significant turnover within our accounting and financial reporting functions. Also, we must improve controls surrounding adequate monitoring and oversight of the work performed by accounting and financial reporting personnel.

      - Insufficient analysis, documentation and review of the selection and application of generally accepted accounting principles to significant non-routine transactions, including the preparation of financial statement disclosures relating thereto.

      We have authorized PwC to respond fully to inquiries of Moss Adams as our successor independent registered public accounting firm concerning these material weaknesses.

      In management's opinion, PwC's assessment in August 2004 that we had the above-referenced material weaknesses in our internal controls over financial reporting resulted from the following circumstances. In March 2004, we hired a new executive vice president and chief financial officer. In May 2004, based on an evaluation of our existing accounting and finance resources, management developed a plan to restructure our accounting and financial reporting functions. This plan included both the addition of new personnel and the replacement of certain personnel. In July 2004, after details of the restructuring plan became known to our accounting and finance staff and following consummation of our acquisition of OD2, four of the five members of our accounting and finance departments announced their intention to leave. These included our senior vice president of finance, our financial reporting specialist, our assistant controller, and our accounts payable and payroll benefits manager. Our financial reporting specialist terminated his employment in July 2004. Although the other three individuals agreed to remain with Loudeye on an interim basis, the limited personnel within our accounting and finance departments during the period that we were preparing our financial statements for the second quarter of 2004 and their relative lack of experience and expertise in accounting for significant non-routine transactions, such as our acquisition of OD2, resulted in our inability to properly account for our acquisition of OD2 in the initial closing financial statements that were reviewed by PwC. In particular, our accounting and finance staff initially made the closing entries described below relating to our acquisition of OD2 in the accounts that were reviewed by PwC, which entries were ultimately adjusted prior to filing our quarterly report on Form 10-Q for the period ended June 30, 2004. These entries and adjustments consisted of the following:

      - Accounting for OD2 minority interest. We acquired 92.68% of the shares of OD2 on June 22, 2004. As of June 30, 2004, we had not yet acquired the remaining 7.32% of OD2's capital stock. In our initial closing financial statements reviewed by PwC, we recorded the following entries relating to the 7.32% of OD2's shares that we had not acquired as of June 30, 2004:

            - We recorded approximately $1.5 million of both goodwill and minority interest relating to the fair value of the 7.32% of OD2's shares which we had not acquired as of June 30, 2004. Following review by PwC, it was determined that the minority interest should have been recorded at its historical basis and, further, in accordance with Accounting Research Bulletin No. 51, paragraph 15, it was determined that because the accounts of OD2 at the date of acquisition reflected an accumulated deficit, no amount should have been recorded for minority interest. Accordingly, we eliminated the minority interest entry from the balance sheet and reduced goodwill by a corresponding $1.5 million.

            - We recorded a credit in our statement of operations for the period ended June 30, 2004 of $22,660 which represented the minority interest in OD2's loss for the period from June 22, 2004 through June 30, 2004. Following review by PwC and in accordance with Accounting Research Bulletin No. 51, paragraph 15, it was determined that this credit relating to minority interest was not appropriate because the accounts of OD2 at the date of acquisition reflected an accumulated deficit. Accordingly, we reversed this credit and recorded 100% of the operating loss from OD2's operations for the period from June 22, 2004 through June 30, 2004 in our statement of operations for the period ended June 30, 2004.

            - We recorded approximately $17.5 million of additional deferred consideration payable to the former OD2 shareholders through November 30, 2005 in our balance sheet as of June 30, 2004, which included approximately $1.2 million associated with the 7.32% minority interest that we did not own as of that date. Following review by PwC, it was determined that including the portion of this additional consideration relating to the minority interest that we had not yet acquired was not appropriate. Accordingly, we reduced the current and long term portion of accrued acquisition consideration initially recorded on the June 30, 2004 balance sheet by $921,000 and $324,000 respectively, and reduced goodwill on the balance sheet by a corresponding amount of approximately $1.2 million.

      - Accounting for OD2 escrow consideration. In our initial closing financial statements delivered to PwC, the stockholders' equity portion of Loudeye's balance sheet as of June 30, 2004 included 2,072,369 shares of common stock issued to certain of OD2's principal shareholders which are being held in escrow by us for 18 months to satisfy claims we may have with respect to breaches of representations, warranties and covenants, indemnification claims and working capital adjustments. In the aggregate, these shares represented 15% of the total stock consideration initially payable in the transaction. In addition, the additional accrued acquisition consideration payable in connection with the transaction set forth in our initial closing financial statements delivered to PwC was approximately $17.5 million, and included approximately $2.6 million of consideration payable to these principal shareholders which, when payable, would also be placed in escrow to satisfy any of the aforementioned claims that may be made. Following review of these entries by PwC and after further review of applicable accounting literature, we determined that these escrowed shares and the approximately $2.6 million of accrued acquisition consideration to be issued into escrow should be excluded from our financial statements as of June 30, 2004, because the outcome of the contingency related to the escrow amounts was not determinable beyond a reasonable doubt as of June 30, 2004. We adjusted these entries accordingly.

      - Accounting for OD2 foreign exchange transaction gain. The deferred acquisition consideration was denominated in U.K. pounds. Our initial closing financial statements delivered to PwC did not account for any foreign currency exchange rate fluctuation related to our deferred payment obligations during the period from June 22, 2004 to June 30, 2004. Following review of these entries by PwC, we adjusted downward the amount of the deferred consideration payable to the OD2 shareholders and recorded $183,000 of foreign currency transaction gain in "other income" to account for exchange rate fluctuations during this period.

Each of the above-referenced adjustments to our second quarter financial statements was made prior to the filing of our quarterly report on Form 10-Q for the period ended June 30, 2004, which we filed with the SEC on August 31, 2004, and each such adjustment is reflected in the financial statements included in the Form 10-Q.

      The material weaknesses described above resulted in deficiencies in the processes, procedures and competencies within our accounting and financial reporting functions which contributed to post-closing adjustments and delays in the completion and filing of our quarterly report on Form 10-Q for the period ended June 30, 2004. We delayed the filing of our quarterly report on Form 10-Q for the period ended June 30, 2004 to resolve the accounting issues relating to the OD2 acquisition and to ensure that our second quarter financial statements properly accounted for the transaction.

INTERNAL CONTROL OVER FINANCIAL REPORTING

      Management has assigned a high priority to addressing the material weaknesses described above and to the short- and long-term improvement of our internal control over financial reporting. Actions taken include the following:

      - Since October 2004, we have hired seven additional qualified staff for our accounting and finance departments. In August 2004, we engaged two outside recruiting firms to assist us in our search for qualified accounting and finance personnel. Three individuals (including a director-financial planning and analysis, a director-financial reporting and an assistant controller) joined our accounting and finance staff on October 4, 2004. Each of these individuals has at least nine years of financial accounting experience, including experience working with companies subject to the reporting requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). In addition, on November 1, 2004, we hired a staff accountant and on November 30, 2004, we hired a senior accountant. The staff accountant has more than three years of accounting experience, including experience working with companies subject to the reporting requirements of the Securities Exchange Act of 1934, as amended, along with an accounting degree from an accredited university. The senior accountant is a licensed CPA with more than eight years of accounting experience, including experience working with companies subject to the reporting requirements of the Exchange Act. In December 2004, we hired a new payroll benefits specialist and decided to retain a temporary accounts payable specialist. The payroll benefits specialist has six years of specialized payroll processing and related accounting experience, including experience working with companies subject to the reporting requirements of the Exchange Act. In January of 2005, we hired a vice president of finance with approximately 15 years of financial accounting experience, including experience related to the acquisition of international companies and experience working with companies subject to the reporting requirements of the Exchange Act. During the first quarter 2005, we expect to hire a permanent accounts payable specialist and may hire additional personnel pursuant to management's ongoing assessment of our accounting and finance department staffing needs. Once our hiring process is completed, our accounting and finance staff will consist of significantly more personnel with more accounting experience than was the case during the period that the material weaknesses were identified.

      - In order to ensure a smooth transition in the turnover of our accounting and finance personnel, we reached agreements with our former assistant controller to remain in our employ through November 2004, with our former accounts payable and payroll benefits manager and our former senior vice president of finance on a full time basis through December 2004.

      - In May 2004, we engaged an outside consulting firm to advise us on internal control over financial reporting. Together with our outside consultants, we have established a multiple-phase remediation process. These phases include:

            - Risk assessment and planning. In May and June 2004, we performed a high level risk assessment to guide our overall internal control review process to focus on critical areas. The initial control gap areas we identified were insufficient staffing within our accounting and finance functions and a lack of segregation of duties, such as no independent review of journal entries prior to posting them to the general ledger and the failure to segregate certain functions within our accounting and finance departments.

            - Review of existing control documentation. In June and July 2004, we conducted an initial review of our significant financial accounting processes to identify existing controls and procedures. Together with our outside consultants, in July 2004 we began the process of documenting these controls and procedures. Documentation has continued through 2004 and we anticipate completing documentation of our revised controls and procedures in January 2005 for our operations located within the U.S. and March 2005 for our operations located outside the U.S.

            - Information technology audit. In November 2004, we engaged outside consultants to assist us with our review and assessment of internal control over financial reporting relating to our information technology and computer systems. Through the end of December 2004, we defined several objectives with respect to our control activities, control information, design effectiveness and operating effectiveness for all financially significant applications and systems. We expect our review will be completed in March 2005 for our operations located within the U.S. and in May 2005 for our operations located outside the U.S. Our review will consist of performing a self-assessment of our information technology control environment, reviewing and evaluating existing controls, and planning remediation activities, if necessary.

            - Control gap remediation. In the fourth quarter of 2004, following the date that additional employees joined our accounting and finance departments, we began to implement new controls and procedures designed to ensure proper segregation of duties among the employees in our accounting and finance functions. For example, we added a management level review of all journal entries prior to posting them to the general ledger and we have taken steps to ensure that numerous functions, such as cash disbursements and bank reconciliations, within our accounting and finance departments are performed by different personnel within those departments. Due to the staffing changes occurring in our operations located within the U.S. in the fourth quarter 2004 and first quarter 2005, we anticipate continuing to enhance our controls and procedures through February 2005 for our operations located within the U.S. We expect to remediate any control deficiencies identified in our review of our operations located outside the U.S. beginning in March 2005.

            - Internal test plan development and testing. We are currently developing an internal test plan together with our outside consultants to assist us with conducting a review of our internal controls over financial reporting. We expect our internal test plan to be completed in February 2005 and testing to begin in March 2005 for our U.S. and foreign operations.

            - External testing. Following the completion of our internal testing and any remediation and re-testing, if necessary, we anticipate that Moss Adams will perform its own testing of our internal controls in order to complete the review required by
                  Section 404 of the Sarbanes-Oxley Act of 2002.

            - Development of a monitoring plan. In March 2005, we anticipate developing an ongoing monitoring system to facilitate continuous monitoring of our internal control over financial reporting. We anticipate that this plan will include the regular and periodic refreshing of documentation, reassessment of controls and their effectiveness, reporting of any significant changes or deficiencies, corrective action as necessary and regular management updates.
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            -     We completed the acquisitions of Overpeer, Inc. and OD2 during fiscal year 2004. Management is in the process of assessing the effectiveness of internal control over financial reporting with respect to each of these acquired businesses and intends to implement appropriate components of our remediation plan to these businesses within the time periods described above.

            - During the period from August 2004, when PwC initially identified the material weaknesses in our internal controls over financial reporting, to December 31, 2004, we continued to review a number of our other disclosure and accounting policies and procedures to strengthen and establish greater uniformity in their application. We began implementing revised policies and procedures and training with respect thereto beginning in October 2004, coinciding with the date that additional personnel joined our accounting and finance departments. Our training programs are focused on our new accounting and finance personnel, as well as other employees within our organization (including employees of business that we have acquired). These training programs were designed to emphasize the duties and responsibilities of employees with respect to internal control over financial reporting and disclosure controls and procedures and also include training regarding the contract approval process, document retention policies and identification and treatment of public company disclosure matters.

      The steps identified above, including the hiring of additional qualified accounting and finance personnel, are designed in part to ensure that our accounting with respect to any significant non-routine transactions is in accordance with generally accepted accounting principles. Our audit committee is monitoring management's implementation of our remediation plan and are prepared to take additional measures where necessary to ensure that we have the required resources in place to account for significant non-routine transactions, which measures may include hiring additional permanent employees, establishing additional training programs and/or engaging outside expert consultants. The effectiveness of the steps we have taken to date and the steps we are still in the process of completing is subject to continued management review, as well as audit committee oversight, and we may make additional changes to our internal controls and procedures. Although we have undertaken the foregoing initiatives, we cannot assure you that we will not in the future identify further material weaknesses or significant deficiencies in our internal control over financial reporting that we have not discovered to date. Other than the foregoing initiatives, since the date of management's evaluation, there has not been any change in our disclosure controls and procedures, including our internal controls over financial reporting, that has materially affected, or is reasonably likely to materially affect, our disclosure controls and procedures, including our internal control over financial reporting.

      Management estimates that we will incur additional costs in connection with our remediation efforts including recruiting costs, outside advisor fees, incremental personnel costs, interim personnel and severance costs. Management estimates that these costs will aggregate approximately $750,000 from the fourth quarter of 2004 through the end of the first quarter of 2005, including approximately $175,000 of severance costs.

      Section 404 of the Sarbanes-Oxley Act of 2002 requires our auditors to audit both the design and operating effectiveness of our internal controls and management's assessment of the design and the effectiveness of its internal controls. We have made changes in the design of our internal controls to remediate both the staffing and segregation of duties control gaps we identified in our risk assessment and planning phase related to our operations located within the U.S. and the material weaknesses PwC identified in August 2004. However, management will not able to demonstrate that internal controls over financial reporting and our remediation efforts relating thereto were in place and seasoned for a sufficient period of time to permit testing as of December 31, 2004. As a result, we expect that our review of our internal controls as of December 31, 2004, will conclude that we have a material weakness relating to our inability to test the operating effectiveness of our internal controls as of the December 31, 2004, measurement date. Our review could conclude that there are further significant deficiencies or material weaknesses in the design or operating effectiveness of our internal controls. We cannot assure that our independent registered public accounting firm will concur with management's assessment. We expect that our independent registered public accounting firm will issue an adverse opinion on our internal controls as of December 31, 2004 as a result of management's conclusion that a material weakness exists relating to our inability to test the operating effectiveness of our internal controls as of December 31, 2004. This adverse opinion could contain additional disclosures as a result of our independent registered public accounting firm identifying other matters or material weaknesses not included in management's assessment of the operating effectiveness of our internal control environment. The existence of a material weakness or weaknesses is an indication that there is more than a remote likelihood that a material misstatement of our financial statements will not be prevented or detected in a future period.